Note 15 - Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Contingencies Disclosure [Text Block]
(15)	Contingencies

The Company
may
be subject to various claims, complaints, and legal actions that arise from time to time in the normal course of business. Management is not
aware of any current legal or administrative proceedings that are likely to have a material effect on the Company’s business, financial position, results of operations, or cash flows.